Capital Stock and Changes in Capital Accounts (Schedule of Share-based Compensation Restricted Stock and Restricted Stock Units Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Non vested restricted common stock, beginning balance	6,097,502	6,793,836	7,866,589
Granted	2,000,000	2,300,000	1,750,000
Vested	(3,134,365)	(2,996,334)	(2,822,753)
Non vested restricted common stock, ending balance	4,963,137	6,097,502	6,793,836
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Grant Date Fair Value, beginning balance	$ 3.30	$ 3.45	$ 3.07
Weighted Average Grant Date Fair Value, Granted	1.84	2.96	4.54
Weighted Average Grant Date Fair Value, Vested	3.37	3.38	3.05
Weighted Average Grant Date Fair Value, ending balance	$ 2.67	$ 3.30	$ 3.45